SCHEDULE OF INFORMATION ON SALES BY GEOGRAPHIC DISTRIBUTION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues from sales of products		$ 51,233	$ 157,618	$ 169,943	$ 394,004	$ 438,141
UNITED STATES
Revenues from sales of products			41,554	35,948	163,644	201,455
MEXICO
Revenues from sales of products		47,932	109,824	119,481	154,425	221,025
ISRAEL
Revenues from sales of products		3,301	5,221	14,514	29,998	15,661
TÃœRKIYE
Revenues from sales of products			$ 1,019		$ 45,937